UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.5%**

	Shares	Value
CONSUMER DISCRETIONARY — 17.2%
Amazon.com*	35,635	$12,633,676
Comcast, Cl A	303,869	16,149,118
DIRECTV*	51,935	4,429,017
Dollar General*	138,230	9,269,704
Home Depot	147,235	15,374,279
Macy’s	123,190	7,869,377
Omnicom Group	120,575	8,777,860
TJX	204,648	13,494,489
VF	109,654	7,606,698
Walt Disney	63,920	5,814,163

		101,418,381

CONSUMER STAPLES — 4.6%
Colgate-Palmolive	101,255	6,836,737
CVS Health	124,936	12,263,718
PepsiCo	84,768	7,949,543

		27,049,998

ENERGY — 5.7%
Anadarko Petroleum	125,009	10,219,486
EQT	59,998	4,466,251
Marathon Oil	211,880	5,636,008
Williams	302,241	13,256,290

		33,578,035

FINANCIALS — 16.6%
AvalonBay Communities REIT	30,026	5,194,198
Bank of America	698,910	10,588,487
BlackRock, Cl A	21,196	7,217,450
Capital One Financial	154,395	11,303,258
Citigroup	163,663	7,683,978
JPMorgan Chase	212,101	11,534,052
Prudential Financial	162,690	12,344,917
Simon Property Group REIT	44,498	8,839,973
US Bancorp	275,295	11,537,613
Wells Fargo	226,438	11,756,661

		98,000,587

HEALTH CARE — 15.1%
Aetna	131,834	12,104,998
Express Scripts Holding*	226,699	18,296,876
Johnson & Johnson	85,350	8,546,949
Medtronic	224,824	16,052,408
Merck	171,367	10,330,003
Stryker	107,940	9,827,937
UnitedHealth Group	130,530	13,868,812

		89,027,983

INDUSTRIALS — 8.6%
Boeing	70,165	10,199,886
Danaher	147,017	12,111,261
General Electric	497,489	11,885,012

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Union Pacific	57,820	$6,777,082
United Technologies	87,383	10,029,821

		51,003,062

INFORMATION TECHNOLOGY — 25.2%
Alliance Data Systems*	26,890	7,766,639
Apple	179,805	21,065,954
Automatic Data Processing	163,794	13,517,919
Check Point Software Technologies*	82,035	6,330,641
Cisco Systems	419,186	11,051,839
Citrix Systems*	96,825	5,737,850
EMC	325,120	8,430,361
Fidelity National Information Services	111,438	6,957,074
Fiserv*	137,211	9,951,914
Google, Cl A*	9,372	5,037,919
Google, Cl C*	20,035	10,709,108
Microsoft	282,558	11,415,343
Oracle	354,320	14,842,465
Teradata*	86,585	3,858,227
Visa, Cl A	47,492	12,106,186

		148,779,439

MATERIALS — 1.7%
Praxair	84,188	10,152,231

TELECOMMUNICATION SERVICES — 1.8%
Verizon Communications	234,180	10,704,368

TOTAL COMMON STOCK (Cost $399,423,370)		569,714,084

CASH EQUIVALENT (A) — 3.4%
AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.060% (Cost $20,131,549)	20,131,549	20,131,549

TOTAL INVESTMENTS — 99.9% (Cost $419,554,919)†		$589,845,633

Percentages are based on Net Assets of $590,571,195.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	The rate reported is the 7-day effective yield as of January 31, 2015.

Cl	— Class

REIT	— Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JANUARY 31, 2015
(Unaudited)

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $419,554,919, and the unrealized appreciation and depreciation were $179,795,601 and $(9,504,887), respectively.

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-0300

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.4%**

	Shares	Value
CONSUMER DISCRETIONARY — 21.1%
AutoNation*	15,082	$899,189
AutoZone*	4,190	2,501,263
Bed Bath & Beyond*	14,989	1,120,728
Charter Communications, Cl A*	3,864	583,908
Delphi Automotive	9,101	625,512
Dick’s Sporting Goods	12,848	663,599
Discovery Communications, Cl C*	25,044	698,227
Dollar Tree*	24,066	1,711,093
Foot Locker	18,015	958,758
GameStop, Cl A	17,293	609,578
LKQ*	27,860	719,067
Marriott International, Cl A	19,458	1,449,621
Mohawk Industries*	5,819	960,368
Panera Bread, Cl A*	4,539	780,072
PetSmart	9,962	813,945
Polaris Industries	5,609	811,005
Ross Stores	13,779	1,263,672
Tractor Supply	12,243	993,764
Whirlpool	5,656	1,125,996

		19,289,365

CONSUMER STAPLES — 4.2%
Brown-Forman, Cl B	11,032	980,414
Church & Dwight	13,546	1,096,142
Monster Beverage*	15,362	1,796,586

		3,873,142

ENERGY — 2.9%
Concho Resources*	7,029	779,165
EQT	5,516	410,611
Noble Energy	10,660	508,908
Pioneer Natural Resources	6,145	925,007

		2,623,691

FINANCIALS — 6.0%
American Tower, Cl A REIT	8,402	814,574
Ameriprise Financial	11,312	1,413,321
Intercontinental Exchange	4,352	895,337
Jones Lang LaSalle	4,934	725,693
T Rowe Price Group	10,427	820,814
TD Ameritrade Holding	25,696	832,293

		5,502,032

HEALTH CARE — 17.4%
Aetna	13,802	1,267,300
Alkermes*	11,661	842,507
AmerisourceBergen, Cl A	17,689	1,681,339
Catamaran*	17,549	875,870
Envision Healthcare Holdings*	13,244	455,329
HCA Holdings*	10,846	767,897
HealthSouth	26,231	1,156,787

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Humana	7,518	$1,100,936
Jazz Pharmaceuticals*	4,283	725,283
Medivation*	13,918	1,514,557
MEDNAX*	22,391	1,520,125
Mylan*	20,063	1,066,349
Regeneron Pharmaceuticals*	1,746	727,488
Team Health Holdings*	21,180	1,095,006
Universal Health Services, Cl B	11,125	1,140,646

		15,937,419

INDUSTRIALS — 10.8%
AMETEK	27,046	1,295,503
Fluor	9,659	517,626
Hubbell, Cl B	3,771	399,877
IHS, Cl A*	5,633	648,527
Kansas City Southern	7,285	802,006
Pentair	9,799	605,676
Rexnord*	22,484	556,479
Roper Industries	9,263	1,429,652
Stericycle*	7,169	941,218
Timken	11,265	428,183
Triumph Group	11,638	664,064
Wabtec	7,099	592,411
WW Grainger	4,352	1,026,376

		9,907,598

INFORMATION TECHNOLOGY — 27.2%
Alliance Data Systems*	10,520	3,038,491
Altera	24,160	795,468
Amphenol, Cl A	16,944	910,063
ANSYS*	9,752	786,694
Avago Technologies, Cl A	19,225	1,977,868
Cardtronics*	28,046	942,626
Check Point Software Technologies*	18,690	1,442,307
Citrix Systems*	7,518	445,517
Cognizant Technology Solutions, Cl A*	43,664	2,363,532
EPAM Systems*	21,134	1,034,087
Equinix REIT	4,190	908,643
Fidelity National Information Services	10,730	669,874
Fiserv*	33,888	2,457,897
Microchip Technology	27,744	1,251,254
NXP Semiconductor*	20,994	1,665,664
Skyworks Solutions	17,037	1,414,923
TE Connectivity	12,080	801,991
Vantiv, Cl A*	35,774	1,230,268
WEX*	8,519	784,174

		24,921,341

MATERIALS — 5.2%
Ashland	6,168	731,032
Berry Plastics Group*	29,420	994,984
Celanese, Ser A	13,849	744,522
Crown Holdings*	16,223	718,841

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
FMC	11,824	$679,880
International Flavors & Fragrances	8,402	891,536

		4,760,795

TELECOMMUNICATION SERVICES — 1.6%
SBA Communications, Cl A*	12,359	1,442,295

TOTAL COMMON STOCK (Cost $82,689,674)		88,257,678

CASH EQUIVALENT (A) — 5.4%
AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.060% (Cost $4,937,186)	4,937,186	4,937,186

TOTAL INVESTMENTS — 101.8% (Cost $87,626,860)†		$93,194,864

Percentages are based on Net Assets of $91,576,663.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting

(A)	The rate reported is the 7-day effective yield as of January 31, 2015.

Cl	— Class

Ser	— Series

REIT	— Real Estate Investment Trust

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $87,626,860, and the unrealized appreciation and depreciation were $7,841,334 and $(2,273,330), respectively.

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

ATF-QH-002-0200

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 59.4%

	Shares	Value
CONSUMER DISCRETIONARY — 8.8%
Home Depot	15,750	$1,644,615
Leggett & Platt	35,850	1,528,285
McDonald’s	14,700	1,358,868
MDC Partners, Cl A	67,900	1,622,810
Regal Entertainment Group, Cl A	104,100	2,202,756
Six Flags Entertainment	17,700	760,392
Target	21,900	1,612,059
Time Warner Cable	15,200	2,069,176

		12,798,961

CONSUMER STAPLES — 2.5%
Kellogg	29,050	1,905,099
PepsiCo	17,700	1,659,906

		3,565,005

ENERGY — 6.9%
ConocoPhillips	23,850	1,502,073
Kinder Morgan	34,850	1,430,592
Occidental Petroleum	19,000	1,520,000
ONEOK	13,153	579,127
Spectra Energy	39,550	1,322,552
TransCanada	34,800	1,547,904
Williams	47,050	2,063,613

		9,965,861

FINANCIALS — 13.8%
Ares Capital	112,100	1,866,465
BankUnited	43,600	1,205,976
Golub Capital	99,050	1,767,052
Hercules Technology Growth Capital	117,600	1,766,352
JPMorgan Chase	29,450	1,601,491
Navient	76,450	1,509,123
New Mountain Finance	119,000	1,725,500
Plum Creek Timber REIT	31,600	1,406,832
Prudential Financial	25,950	1,969,086
Sabra Health Care REIT	50,200	1,641,540
Two Harbors Investment REIT	159,950	1,650,684
US Bancorp	44,500	1,864,995

		19,975,096

HEALTH CARE — 5.1%
Johnson & Johnson	16,600	1,662,324
Merck	27,300	1,645,644
Novartis ADR	19,550	1,904,170
Pfizer	68,250	2,132,813

		7,344,951

INDUSTRIALS — 5.5%
Boeing	14,050	2,042,448
General Electric	108,650	2,595,648
Lockheed Martin	9,450	1,780,097

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued

	Shares/Face Amount	Value
INDUSTRIALS — continued
TAL International Group	37,850	$1,538,603

		7,956,796

INFORMATION TECHNOLOGY — 7.9%
Apple	19,350	2,267,046
Automatic Data Processing	19,100	1,576,323
Cisco Systems	78,750	2,076,244
Intel	31,500	1,040,760
Microchip Technology	44,200	1,993,420
Microsoft	28,450	1,149,380
Paychex	30,650	1,387,219

		11,490,392

MATERIALS — 2.0%
Potash Corp. of Saskatchewan	40,250	1,470,735
Scotts Miracle-Gro, Cl A	23,050	1,462,062

		2,932,797

TELECOMMUNICATION SERVICES — 1.5%
Verizon Communications	46,700	2,134,657

UTILITIES — 5.4%
Abengoa Yield	56,600	1,863,272
Edison International	12,750	868,912
NextEra Energy	12,450	1,360,038
NRG Yield, Cl A	34,550	1,827,004
TerraForm Power, Cl A	58,850	1,914,979

		7,834,205

TOTAL COMMON STOCK (Cost $81,460,700)		85,998,721

CORPORATE OBLIGATIONS — 16.8%

CONSUMER DISCRETIONARY — 5.7%
CCO Holdings
6.625%, 01/31/22	$1,300,000	1,374,750
Goodyear Tire & Rubber
8.250%, 08/15/20	1,200,000	1,278,000
Hanesbrands
6.375%, 12/15/20	1,100,000	1,162,700
Numericable Group
4.875%, 05/15/19 (A)	1,250,000	1,250,000
Sirius XM Radio
6.000%, 07/15/24 (A)	750,000	770,625
5.875%, 10/01/20 (A)	750,000	768,750
Speedway Motorsports
5.125%, 02/01/23 (A)	1,250,000	1,271,875
Tenneco
5.375%, 12/15/24	330,000	343,200

		8,219,900

ENERGY — 3.6%
Chesapeake Energy
4.875%, 04/15/22	1,500,000	1,479,375
Kinder Morgan MTN
7.800%, 08/01/31	900,000	1,106,320

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2015
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount/ Shares	Value
ENERGY — continued
Linn Energy
6.500%, 05/15/19	$500,000	$388,750
Sabine Pass Liquefaction
5.750%, 05/15/24 (A)	750,000	753,750
Targa Resources Partners
5.000%, 01/15/18 (A)	1,500,000	1,529,700

		5,257,895

FINANCIALS — 2.7%
Ally Financial
3.750%, 11/18/19	1,250,000	1,240,625
Ares Capital
3.875%, 01/15/20	1,500,000	1,522,722
Sabra Health Care
5.500%, 02/01/21	1,050,000	1,110,375

		3,873,722

HEALTH CARE — 1.4%
HCA
6.500%, 02/15/20	1,150,000	1,293,750
Universal Health Services
3.750%, 08/01/19 (A)	750,000	758,437

		2,052,187

INDUSTRIALS — 0.9%
United Rentals North America
6.125%, 06/15/23	1,300,000	1,350,375

INFORMATION TECHNOLOGY — 0.9%
Sanmina
4.375%, 06/01/19 (A)	1,250,000	1,231,250

MATERIALS — 1.6%
NOVA Chemicals
5.000%, 05/01/25 (A)	500,000	518,750
Rockwood Specialties Group
4.625%, 10/15/20	1,750,000	1,820,000

		2,338,750

TOTAL CORPORATE OBLIGATIONS (Cost $24,407,699)		24,324,079

EXCHANGE TRADED FUNDS — 11.6%

iShares iBoxx $ High Yield Corporate Bond ETF	13,860	1,250,588
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,010	2,726,819
PIMCO 0-5 Year High Yield Corporate Bond ETF	35,965	3,623,833
PowerShares Senior Loan Portfolio	384,285	9,211,312

TOTAL EXCHANGE TRADED FUNDS (Cost $17,300,152)		16,812,552

CLOSED-END FUNDS — 3.3%

BlackRock Municipal Income Trust	94,000	1,390,260
BlackRock MuniYield Quality Fund III	116,176	1,714,758
Nuveen Municipal Opportunity Fund	113,075	1,701,778

TOTAL CLOSED-END FUNDS (Cost $4,386,035)		4,806,796

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2015
(Unaudited)

PREFERRED STOCK — 1.9%

	Shares	Value
FINANCIALS — 1.7%
BB&T, 5.200%	13,105	$317,141
State Street, 5.200%	8,165	198,736
US Bancorp, 5.200%*	19,490	482,378
Wells Fargo, 7.500%	1,100	1,367,300

		2,365,555

TELECOMMUNICATION SERVICES — 0.2%
Qwest, 6.125%	13,495	330,897

TOTAL PREFERRED STOCK (Cost $2,683,716)		2,696,452

CASH EQUIVALENT (B) — 6.5%
AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.060% (Cost $9,361,721)	9,361,721	9,361,721

TOTAL INVESTMENTS — 99.5% (Cost $139,600,023)†		$144,000,321

Percentages are based on Net Assets of $144,754,368.

*	Non-income producing security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The reporting rate is the 7-day effective yield as of January 31, 2015.

ADR	— American Depositary Receipt

Cl	— Class

ETF	— Exchange Traded Fund

MTN	— Medium Term Note

REIT	— Real Estate Investment Trust

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $139,600,023, and the unrealized appreciation and depreciation were $7,958,707 and $(3,558,409), respectively.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2015
(Unaudited)

The following is a summary of the inputs used as of January 31, 2015 when valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$85,998,721	$—	$—	$85,998,721
Corporate Obligations	—	24,324,079	—	24,324,079
Exchange Traded Funds	16,812,552	—	—	16,812,552
Closed-End Funds	4,806,796	—	—	4,806,796
Preferred Stock	2,696,452	—	—	2,696,452
Cash Equivalent	9,361,721	—	—	9,361,721

Total Investments in Securities	$119,676,242	$24,324,079	$—	$144,000,321

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

ATF-QH-003-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015